Income Taxes (Details) - Schedule of provision for income taxes - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Current	$ 7,469	$ 15,599	$ 34,253	$ 72,082
Deferred			(429,232)	433,374
Total	$ 7,469	$ 15,599	$ (394,979)	$ 505,456